Investments in Equity Affiliates (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Investment in Equity Affiliates
Investment in Equity Affiliates	$ 23,653	$ 33,949
UPB of Loans to Equity Affiliates	1,688
Arbor Residential Investor LLC
Investment in Equity Affiliates
Investment in Equity Affiliates	19,193	28,917
West Shore Cafe
Investment in Equity Affiliates
Investment in Equity Affiliates	2,140	2,051
UPB of Loans to Equity Affiliates	1,688
Lightstone Value Plus REIT L.P
Investment in Equity Affiliates
Investment in Equity Affiliates	1,895	1,895
JT Prime
Investment in Equity Affiliates
Investment in Equity Affiliates	$ 425	425
East River Portfolio
Investment in Equity Affiliates
Investment in Equity Affiliates		83
Issuers of Junior Subordinated Notes
Investment in Equity Affiliates
Investment in Equity Affiliates		$ 578